DISTRIBUTION RIGHTS (Tables)	12 Months Ended
Dec. 31, 2013
DISTRIBUTION RIGHTS
Schedule of distribution rights

	2012	2013
Released:
Beginning balance as of January 1	291,043	487,357
Additions	2,985,347	17,957,199
Amortization	(2,792,844)	(15,289,287)
Impairment losses	—	(1,019,261)
Exchange differences	3,811	107,561

Ending balance as December 31	487,357	2,243,569
In production and not released	10,919,335	4,310,488

Total	11,406,692	6,554,057